-----------------------------------------------------------------------------
                         A Letter To Our Shareholders

Dear Shareholder:

   The fiscal year ended August 31, 1996 saw widely divergent economic conditions. While the first half of the period was characterized by modest economic growth and declining interest rates, the second half experienced more robust growth and rising interest rates. Taxable money market rates followed this overall trend, falling modestly during the first half of the period and rising modestly during the second half. Yet, these fluctuations were not nearly as large in magnitude as the changes in yields of longer term bonds, confirming once again the suitability of money market funds for keeping liquid assets secure. Excelsior Institutional Money Fund's annualized current 7-day yield for the period ended August 31, 1996 was 5.27% and for the same period the Fund's annualized effective 7-day yield was 5.40% after taking into account the effect of compounding.*

   Throughout the period, the Portfolio was managed in a manner consistent with providing liquidity and as high a level of current income as is consistent with the preservation of capital. Through its investment in the Portfolio, Excelsior Institutional Money Fund seeks to offer an attractive yield and a competitive expense ratio by investing in a high-quality portfolio of short-term domestic and foreign dollar denominated money market instruments.

   This Annual Report reviews the Fund and Portfolio's investment activities and performance over the past 12 months. On behalf of the Board of Trustees and staff of Excelsior Funds, I want to extend our sincere appreciation to all of our shareholders. We thank you for your confidence and participation in the Fund and we look forward to continuing to help you achieve your financial goals.

/s/ Frederick S. Wonham
-----------------------------------
Chairman of the Board and President

October 22, 1996

*Annualized effective yield is based upon dividends declared daily and reinvested monthly.

The shares of the Fund are neither insured nor guaranteed by the U.S. Government. While the Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so on a continuing basis.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY OR GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE BANK INSURANCE FUND, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

Excelsior Institutional Money Fund
-------------------------------------------------------------------------------
Statement Of Assets And Liabilities August 31, 1996

Assets:
Investment in Cash Reserves Portfolio (the "Portfolio"), at value (Note
  1) .....................................................................    $294,349,436
Deferred organization expenses (Note 1)  .................................          92,891
                                                                             -------------
 Total assets  ...........................................................     294,442,327
                                                                             -------------
Liabilities:
Dividends payable  .......................................................         736,450
Shareholder servicing fees payable (Note 2)  .............................         364,071
Organization expenses payable (Note 1)  ..................................          36,540
Administration fees payable (Note 2)  ....................................           2,960
Sub-transfer agent fees payable (Note 2)  ................................           2,056
Other accrued expenses  ..................................................          10,734
                                                                             -------------
 Total liabilities  ......................................................       1,152,811
                                                                             -------------
Net Assets for 293,289,516 shares of beneficial interest outstanding  ....    $293,289,516
                                                                             =============
Represented by:
Paid-in capital  .........................................................    $293,289,516
                                                                             =============
Net Asset Value, Offering Price and Redemption Price Per Share  ..........           $1.00
                                                                             =============

Excelsior Institutional Money Fund
-------------------------------------------------------------------------------
Statement Of Operations
For the year ended August 31, 1996

Investment Income from Portfolio (Note 1):
Interest income (includes $70,289 of net realized gains)                     $26,088,715
Allocated expenses  .....................................                       (450,765)
                                                                            ------------
 Net investment income from Portfolio  ..................                     25,637,950
Expenses (Note 1):
Shareholder servicing fees (Note 2)  ....................    $ 1,797,461
Administration fees (Note 2)  ...........................         44,937
Registration fees  ......................................         43,720
Amortization of organization expenses (Note 1)  .........         42,551
Insurance expense  ......................................         34,211
Sub-transfer agent fees (Note 2)  .......................         25,566
Prospectus and shareholders' reports  ...................         19,603
Trustees' fees and expenses (Note 2)  ...................         17,547
Professional Fees  ......................................         18,311
Miscellaneous expenses  .................................         10,109
                                                            ------------
     Total expenses  ....................................      2,054,016
     Less: Waiver of shareholder servicing fees (Note 2)      (1,375,755)
                                                            ------------
     Net expenses  ......................................                        678,261
                                                                            ------------
Net investment income from operations  ..................                    $24,959,689
                                                                            ============

                      See notes to financial statements

Excelsior Institutional Money Fund
-------------------------------------------------------------------------------
Statement Of Changes In Net Assets

                                                          For the year ended August 31,
                                                             1996              1995
                                                        ---------------   ---------------
Increase (Decrease) in Net Assets:
Net investment income from operations  ..............   $    24,959,689   $    26,505,092
                                                        ---------------   ---------------
Dividends to shareholders from net investment income .      (24,959,689)      (26,505,092)
                                                        ---------------   ---------------
Transactions in Shares of Beneficial Interest
  ($1.00 Per Share)
Net proceeds from shares sold  ......................     7,575,712,521     8,171,328,156
Reinvestment of dividends  ..........................        10,759,256         4,745,191
Cost of shares redeemed  ............................    (7,931,293,122)   (8,308,620,124)
                                                        ---------------   ---------------
   Net increase (decrease) in net assets resulting from
     transactions in shares of beneficial interest  .      (344,821,345)     (132,546,777)
                                                        ---------------   ---------------
   Total increase (decrease) in net assets ..........      (344,821,345)     (132,546,777)
Net Assets:
Beginning of period  ................................       638,110,861       770,657,638
                                                        ---------------   ---------------
End of period  ......................................   $   293,289,516   $   638,110,861
                                                        ===============   ===============

Excelsior Institutional Money Fund
-------------------------------------------------------------------------------
Financial Highlights

                                                                                   For the period
                                                                                   November 8, 1993
                                                                                   (commencement of
                                                   For the Year ended August 31,    operations) to
                                                       1996         1995            August 31, 1994
                                                    ----------   ----------         ----------------
Net Asset Value, beginning of period  ...........   $    1.00    $    1.00           $    1.00
Net investment income from operations  ..........      0.0547       0.0579              0.0308
Dividends from net investment income  ...........     (0.0547)     (0.0579)            (0.0308)
                                                    ---------    ---------           ---------
Net Asset Value, end of period  .................   $    1.00    $    1.00           $    1.00
                                                    ==========   =========           =========
Total Return  ...................................        5.61%        5.95%               3.87%(2)
Ratios:
   Net investment income to average net assets
     (1)  .......................................        5.55%        5.59%               4.39%(2)
   Expenses to average net assets (1) ...........        0.25%        0.25%               0.19%(2)
Total net assets, end of period (000's omitted)     $ 293,290    $ 638,111           $ 770,658
(1) Reflects the Fund's proportionate share of the Portfolio's expenses as well as voluntary fee waivers by agents of the Portfolio and the Trust. If the voluntary fee waivers had not been in place, the ratios of net investment income and expenses to average net assets would have been as follows:
Net investment income to average net assets  ....        5.11%        5.16%              4.28%(2)
Expenses to average net assets  .................        0.69%        0.68%              0.31%(2)

(2) Annualized.

                        See notes to financial statements

Excelsior Institutional Money Fund
-------------------------------------------------------------------------------
Notes To Financial Statements

(1) SIGNIFICANT ACCOUNTING POLICIES

   Excelsior Institutional Money Fund (the "Fund") is a series of Excelsior Funds (the "Trust") and is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Signature Broker-Dealer Services, Inc., ("Signature") serves as administrator and distributor to the Fund.

   It is the Fund's policy, to the extent possible, to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, dividend and distribution policies to enable it to do so.

   The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), an open-end diversified management investment company for which Citibank, N.A. serves as Investment Advisor. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (6.6% at August 31, 1996).

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   A. Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

   B. Investment Income -- The Fund earns interest income, net of Portfolio expenses, daily on its investment in the Portfolio. Realized gain and loss from securities transactions are recorded by the Portfolio on the identified cost basis, when recognized, and allocated to the Fund, along with net investment income, based on its investment in the Portfolio.

   C. Dividends to Shareholders -- Dividends from net investment income are declared daily and paid monthly. Distributions from net realized gains or losses, if any, are declared daily as income and paid monthly.

   D. Federal Income Taxes -- It is the policy of the Fund to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

   E. Expenses -- The Fund bears all costs of its operations other than expenses specifically assumed by Signature.

   F. Deferred Organization Expenses -- Organization expenses have been deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Fund. The amount paid by the Fund on any redemption of the Fund's initial shares, will be reduced by the pro rata portion of any unamortized organization expenses which the number of initial shares redeemed bears to the total number of initial shares outstanding immediately prior to such redemption.

   G. Other -- All the net income of the Portfolio is allocated pro rata among the Fund and the other investors in the Portfolio at the time of such determination.

(2) ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   A. Pursuant to an Administrative Services Agreement ("the Agreement"), Signature provides management and administrative services necessary for the operations of the Trust and furnishes office facilities required for conducting the business of the Trust. Certain officers of Signature serve as officers of the Trust and are compensated by Signature. For its services under the Agreement, Signature receives a fee, payable monthly, at an annual rate of 0.01% of the average daily net assets of the Fund, subject to an annual minimum payment of $20,000. For the year ended August 31, 1996, the Fund accrued administration fees totaling $44,937. Signature receives no compensation from the Fund in its capacity as distributor of the Fund's shares.

Excelsior Institutional Money Fund
-------------------------------------------------------------------------------
Notes To Financial Statements continued

   Pursuant to a Supplemental Advisory Agreement, United States Trust Company of New York ("U.S. Trust") reviews certain investment and custody processes. U.S. Trust receives no compensation for its services under this agreement.

   For the year ended August 31, 1996, Chase Global Funds Services Company ("CGFSC"), received fees amounting to $25,666, for providing sub-transfer agency services to the Fund. CGFSC may from time to time perform certain sub-administrative duties for the Fund and is entitled to receive compensation for its services. All such compensation will be paid by Signature. For the year ended August 31, 1996, CGFSC received no compensation from Signature for sub-administrative services.

   B. The Trust, on behalf of the Fund, has entered into administrative servicing agreements with U.S. Trust, BISYS and Mid Atlantic Capital Group
Inc. (the "Shareholder Organizations") pursuant to which each Shareholder Organization, as agent for its customers, provides administrative support services. For its services, each Shareholder Organization may receive a fee from the Fund, which may not exceed, on an annualized basis, an amount equal to 0.40% of the average daily net assets of Fund shares owned by customers of the Shareholder Organization. For the year ended August 31, 1996, the Shareholder Organizations received fees amounting to $421,706, which is net of $1,375,755 which was voluntarily waived, for providing shareholder servicing to the Fund.

   C. Independent Trustees receive an annual retainer of $4,000 and an additional $250 for each meeting of the Board of Trustees attended. In addition, the Trust reimburses independent Trustees for reasonable expenses incurred when acting in their capacity as Trustees.

(3) INVESTMENT TRANSACTIONS

   Additions and reductions in the Fund's investment in the Portfolio aggregated $7,575,712,521, and $7,946,016,000 respectively.

Excelsior Institutional Money Fund
-----------------------------------------------------------------------------
Report of Independent Accountants

To the Trustees and the Shareholders of
Excelsior Funds (the Trust):
Excelsior Institutional Money Fund

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Excelsior Institutional Money Fund (the "Fund"), a series of the Excelsior Funds, at August 31, 1996 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston Massachusetts
October 18, 1996

-----------------------------------------------------------------------------
Important Tax Information unaudited

For the year ended August 31, 1996, 12.0% of the income dividends paid were derived from interest earned from U.S. Government and U.S. Government agency obligations.

Cash Reserves Portfolio
--------------------------------------------------------------------------------
Portfolio Of Investments August 31, 1996

                                                   Principal
                                                    Amount
Issuer                                          (000's omitted)       Value
--------------------------------------------------------------------------------
BANK NOTES--13.1%
Bank America, Illinois
        5.70%, due 11/01/96 ..............          $ 100,000       $100,007,870
Comerica Bank, Detroit
        5.77%, due 08/13/97 ..............            100,000         99,963,030
First National Bank, Chicago
        5.80%, due 05/12/97 ..............            140,000        139,925,740
Morgan Guaranty Trust Co.
        5.54%, due 03/13/97 ..............            100,000         99,994,712
        5.95%, due 06/06/97 ..............             75,000         74,972,581
Nationsbank, Texas
        5.55%, due 11/08/96 ..............             65,000         64,991,857
                                                                  --------------
                                                                     579,855,790
                                                                  --------------
CERTIFICATES OF DEPOSIT
(EURODOLLARS)--3.9%
Abbey National PLC
        6.02%, due 07/29/97 ..............             75,000         75,000,000
Deutsche Bank
        6.00%, due 07/30/97 ..............            100,000        100,000,000
                                                                  --------------
                                                                     175,000,000
                                                                  --------------
CERTIFICATES OF DEPOSIT
(YANKEE)--29.8%
ABN Amro
        5.46%, due 12/09/96 ..............            100,000        100,002,641
        5.53%, due 03/18/97 ..............            100,000        100,005,209
Bank of Tokyo Mitsubishi New York
        5.55%, due 11/05/96 ..............             50,000         50,008,011
        5.64%, due 11/05/96 ..............             25,000         25,000,000
Dai Ichi Kangyo Bank
        5.40%, due 09/09/96 ..............            100,000        100,000,535
National Westminister Bank
        5.35%, due 10/07/96 ..............            150,000        150,002,974
Royal Bank of Canada
        5.68%, due 04/15/97 ..............             50,000         50,002,969
        5.25%, due 07/09/97 ..............            125,000        124,927,501
Sanwa Bank
        5.45%, due 10/15/96 ..............            100,000        100,000,000
        5.46%, due 10/22/96 ..............             50,000         50,000,702
        5.41%, due 10/28/96 ..............             50,000         50,000,784

                                                   Principal
                                                    Amount
Issuer                                          (000's omitted)       Value
--------------------------------------------------------------------------------
Societe Generale Bank
        5.13%, due 09/03/96 ..............          $ 100,000     $   99,998,297
        5.75%, due 05/22/97 ..............            100,000         99,965,501
Sumitomo Bank Ltd.
        5.57%, due 09/03/96 ..............            100,000        100,000,000
        5.38%, due 09/26/96 ..............             50,000         50,000,000
        5.68%, due 11/05/96 ..............             75,000         75,000,000
                                                                  --------------
                                                                   1,324,915,124
                                                                  --------------
MEDIUM TERM NOTES--3.4%
General Electric Capital Corp.
        5.26%, due 01/17/97 ................            50,000        49,992,459
Toyota Motor Credit Corp.
        5.55%, due 03/20/97 ................           100,000        99,988,981
                                                                  --------------
                                                                     149,981,440
                                                                  --------------
COMMERCIAL PAPER--8.3%
Associates Corp. of North America
        5.30%, due 09/03/96 ................           150,000       149,955,833
Canadian Imperial Holdings, Inc.
        5.26%, due 09/30/96 ................           100,000        99,576,278
Pooled Accounts Receivable Capital Corp.
        5.30%, due 09/20/96 ................           118,300       117,969,089
                                                                  --------------
                                                                     367,501,200
                                                                  --------------
FLOATING RATE NOTES--30.2%
Abbey National Treasury Services
        5.25%, due 07/15/97 ................           130,000       129,918,741
Bank One, Dayton
        5.29%, due 02/12/97 ................           100,000        99,978,044
Bayerische Landesbank
        5.292%, due 01/15/97 ...............           200,000       199,947,277
C.I.T. Group Holding
        5.25%, due 03/05/97 ................           200,000       199,881,488
Federal National Mortgage Association
        5.18%, due 10/15/96 ................           200,000       199,983,319
Key Bank, N.Y.
        5.28%, due 09/06/96 ................           150,000       149,998,613
Merrill Lynch & Co., Inc.
        5.405%, due 12/04/96 ...............           150,000       149,998,074

Cash Reserves Portfolio
--------------------------------------------------------------------------------
Portfolio Of Investments August 31, 1996 continued



                                                   Principal
                                                    Amount
Issuer                                          (000's omitted)       Value
--------------------------------------------------------------------------------
SMM Trust
        5.55%, due 11/15/96 ................         $  37,500    $   37,500,000
        5.422%, due 12/16/96 ...............            75,000        74,997,834
Wachovia Bank, North Carolina
        5.309%, due 02/12/97 ...............           100,000        99,967,007
                                                                  --------------
                                                                   1,342,170,397
                                                                  --------------
TIME DEPOSIT--6.0%
Banque Nationale de Paris
        5.27%, due 09/03/96 ................           100,000       100,000,000
Deutsche Bank
        5.125%, due 09/03/96 ...............           100,000       100,000,000
Harris Trust & Savings Bank, Chicago
        5.281%, due 09/03/96 ...............            20,000        20,000,000
State Street Cayman Islands
        5.00%, due 09/03/96 ................            44,080        44,080,000
                                                                  --------------
                                                                     264,080,000
                                                                  --------------

                                                   Principal
                                                    Amount
Issuer                                          (000's omitted)       Value
--------------------------------------------------------------------------------

UNITED STATES TREASURY--4.3%
United States Treasury Bills
        5.425%, due 07/24/97..............           $  50,000    $   47,543,681
        5.525%, due 07/24/97..............              50,000        47,498,403
        5.473%, due 08/21/97..............              50,000        47,309,354
United States Treasury Notes
        6.875%, due 02/28/97..............              50,000        50,432,109
                                                                  --------------
                                                                     192,783,547
                                                                  --------------

Total Investments
   at Amortized Cost......................              99.0%      4,396,287,498
Other Assets, Less Liabilities............               1.0          45,899,794
                                                       -----      --------------
Net Assets................................             100.0%     $4,442,187,292
                                                       =====      ==============

See notes to financial statements

Cash Reserves Portfolio
--------------------------------------------------------------------------------
Statement Of Assets And Liabilities August 31, 1996

Assets:
Investments at value (Note 1A) ..............................     $4,396,287,498
Cash ........................................................                889
Interest receivable .........................................         46,416,814
                                                                  --------------
    Total assets ............................................      4,442,705,201
                                                                  --------------
Liabilities:
Payable to affiliate--investment advisory fee (Note 2A) .....            190,319
Accrued expenses and other liabilities ......................            327,590
                                                                  --------------
    Total liabilities .......................................            517,909
                                                                  --------------
Net Assets ..................................................     $4,442,187,292
                                                                  ==============
Represented by:
Paid-in capital for beneficial interests ....................     $4,442,187,292
                                                                  ==============






Cash Reserves Portfolio
-----------------------------------------------------------------------------
Statement Of Operations
For the Year Ended August 31, 1996

Interest Income (Note 1B) ....................................    $ 234,876,467
Expenses:
Investment advisory fees (Note 2A) ............  $   6,140,512
Administrative fees (Note 2B) .................      2,046,838
Custodian fees ................................      1,240,220
Trustees' fees ................................         13,311
Auditing fees .................................         36,117
Legal fees ....................................         20,528
Other .........................................         71,196
                                                 -------------
  Total expenses ..............................      9,568,722

  Less aggregate amount waived by Investment
    Adviser and Administrator (Notes 2A and 2B)     (5,473,659)
  Less fees paid indirectly (Note 1E) .........           (156)
                                                 -------------
  Net expenses ...............................................        4,094,907
                                                                  -------------
  Net investment income ......................................    $ 230,781,560
                                                                  =============
See notes to financial statements

Cash Reserves Portfolio
--------------------------------------------------------------------------------
Statement Of Changes In Net Assets

                                                                         Year Ended August 31,
                                                                  -----------------------------------
                                                                        1996               1995
                                                                  ----------------    ---------------
Increase (Decrease) in Net Assets from
Operations:
Net investment income .........................................  $     230,781,560    $    160,543,199
                                                                  ----------------    ----------------

Capital Transactions:
Proceeds from contributions ...................................     24,522,122,636      23,437,948,762
Value of withdrawals ..........................................    (25,076,123,009)    (20,980,446,443)
                                                                  ----------------    ----------------
Net increase (decrease) in net assets from capital transactions       (554,000,373)      2,457,502,319
                                                                  ----------------    ----------------
Net Increase (Decrease) in Net Assets .........................       (323,218,813)      2,618,045,518
Net Assets:
Beginning of period ...........................................      4,765,406,105       2,147,360,587
                                                                  ----------------    ----------------
End of period .................................................   $  4,442,187,292    $  4,765,406,105
                                                                  ================    ================





Cash Reserves Portfolio
--------------------------------------------------------------------------------
Financial Highlights

                                                                                Year Ended August 31,
                                                 -----------------------------------------------------------------------------
                                                      1996             1995             1994           1993           1992
                                                 -------------    -------------    -------------    -----------    -----------
Ratios/Supplemental Data:
Net assets (000 omitted) ..................      $   4,442,187    $   4,765,406    $   2,147,361    $   781,470    $   901,024
Ratio of expenses to average net assets ...               0.10%            0.10%            0.11%          0.20%          0.25%
Ratio of net investment income to
  average net assets ......................               5.64%            5.88%            3.87%          3.15%          4.42%

  Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

Ratios:
Expenses to average net assets ............               0.23%            0.23%            0.24%          0.25%          0.25%
Net investment income to average net assets               5.50%            5.75%            3.74%          3.10%          4.42%


See notes to financial statements

Cash Reserves Portfolio
--------------------------------------------------------------------------------
Notes To Financial Statements

(1) Significant Accounting Policies

Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are in conformity with U.S. generally accepted accounting principles and are as follows:

A. Valuation of Investments -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

B. Interest Income and Expenses -- Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

C. U.S. Federal Income Taxes -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. Repurchase Agreements -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

E. Fees Paid Indirectly -- The Portfolio's custodian bank calculates its fees based on the Portfolio's average daily net assets. The fees are reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

F. Other -- Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

(2) Investment Advisory Fees and
     Administrative Fees

A. Investment Advisory Fee -- The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $6,140,512, of which $3,426,821 was voluntarily waived for the year ended August 31, 1996. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

B. Administrative Fees -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $2,046,838, all of which were voluntarily waived for the year ended August 31, 1996. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

(3) Investment Transactions

Purchases, maturities and sales of money market instruments aggregated $127,158,702,622 and $127,831,958,747, respectively, for the year ended August 31, 1996.

(4) Line of Credit

The Portfolio, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1996, the commitment fee allocated to the Portfolio was $16,485. Since the line of credit was established, there have been no borrowings.

Cash Reserves Portfolio
--------------------------------------------------------------------------------
Independent Auditors' Report

To the Trustees and the Investors of Cash Reserves Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Cash Reserves Portfolio (the "Portfolio") as at August 31, 1996 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1996 by correspondence with the custodian, provide a reasonable basis for our opinion.

In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at August 31, 1996, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.



PRICE WATERHOUSE
Chartered Accountants


Toronto, Ontario
October 9, 1996

Administrator and Distributor of the Fund                    LOGO
Signature Broker-Dealer Services, Inc.
6 St. James Avenue
Boston, MA 02116
(617) 423-0800

Investment Adviser of the Portfolio
Citibank, N.A.
153 East 53rd Street
New York, NY 10043

Supplemental Investment Manager
and Transfer Agent of the Fund
United States Trust Company of New York
114 West 47th Street
New York, NY 10036

Custodian and Transfer Agent                           Institutional
of the Portfolio                                        Money Fund
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Sub-Transfer Agent to the Fund
Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108

Independent Accountants of the Fund
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110
                                                       Annual Report
                                                      August 31, 1996

USTEXIMA96